Consolidated Statements of Loss - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Expenses
Exploration and evaluation	$ 5,386,333	$ 1,395,645	$ 1,637,479
Assays and analysis	310,769	152,093	130,666
Drilling	980,248	146,886
Environmental	13,975
Equipment rental		1,769	4,350
Freight	79,043
Geological, including geophysical	1,074,970	475,380	693,016
Graphics	99,552
Helicopter and fuel	910,699	208,347	25,064
Property acquisition and assessments costs	56,699	55,436	428,959
Site activities	1,077,369	182,238	178,443
Socioeconomic	274,109	99,527	156,713
Technical data	393,561	63,206
Travel and accommodation	115,339	10,763	20,268
Administration	616,970	629,974	855,869
Legal, accounting and audit	96,897	45,828	161,450
Office and administration	324,117	416,924	550,534
Rent	14,944
Shareholder communication	140,036	123,925	84,608
Travel and accommodation	9,758	10,763	14,179
Trust and regulatory	31,218	32,534	45,098
Equity-settled share-based compensation	123,578	17,888	42,124
Cost recoveries	(5,539,024)	(1,350,891)	(1,491,626)
Property option proceeds	0	(260,115)	0
Gain on sale of mineral property	0	(1,934,500)	0
Loss (income) before other items	587,857	(1,501,999)	1,043,846
Other items
Finance income	(18,694)	(26,904)	(5,558)
Interest expense - director's loans	100,000	111,354	105,630
Accretion expense - office lease	10,438
Other fee income	409,486
Amortization of Right-of-use asset	18,493
Transaction cost - director's loans	74,642	57,881	108,768
Foreign exchange loss	562	(1,031)	848
Net income (loss)	(363,812)	(1,360,699)	(1,253,534)
Other comprehensive loss:
Change in value of marketable securities	715,125	626,438	11,234
Other comprehensive (income) loss	$ 715,125	$ 626,438	$ 11,234
Basic and diluted loss per common share	$ 0.01	$ 0.01	$ 0.01
Weighted average number of common shares outstanding	181,479,873	178,666,081	171,767,287